CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 6,463	$ (25,562)	$ 30,855
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	30,806	28,846	22,706
Impairment from disposal	0	1,986	0
Amortization of debt issuance costs	16,712	24,044	14,320
Provision for bad debts and uncollectible interest	261,662	281,872	258,157
Stock-based compensation expense	8,680	5,001	4,611
Charges, net of credits, for store and facility closures and relocations	1,479	1,089	637
Deferred income taxes	49,878	(1,223)	(16,674)
Loss (gain) from sale/write-off of fixed assets	5,529	(490)	(1,338)
Tenant improvement allowances received from landlords	7,082	24,274	21,822
Change in operating assets and liabilities:
Customer accounts receivable	(230,201)	(224,363)	(432,382)
Other accounts receivables	(2,917)	16,601	(24,421)
Inventories	(47,038)	37,113	(42,901)
Other assets	(15,474)	308	(2,759)
Accounts payable	(31,220)	18,434	4,074
Accrued expenses	25,100	(904)	(369)
Income taxes	(30,590)	7,961	(344)
Deferred rent, revenues and other credits	(5,429)	10,184	(8,263)
Net cash provided by (used in) operating activities	50,522	205,171	(172,269)
Cash flows from investing activities:
Purchases of property and equipment	(16,918)	(46,556)	(63,405)
Proceeds from sales of property and equipment	0	10,806	5,647
Net cash used in investing activities	(16,918)	(35,750)	(57,758)
Cash flows from financing activities:
Proceeds from issuance of asset-backed notes	1,042,034	1,067,850	1,118,000
Payments on asset-backed notes	(1,000,027)	(1,032,842)	(399,750)
Borrowings from revolving credit facility	1,717,012	724,697	606,288
Payments on revolving credit facility	(1,817,512)	(876,404)	(805,193)
Payments on warehouse facility	79,940	0	0
Repurchase of senior notes	0	0	(22,965)
Payment of debt issuance costs and amendment fees	(13,874)	(9,716)	(35,776)
Repurchases of common stock	0	0	(151,781)
Proceeds from stock issued under employee benefit plans	3,318	1,268	2,653
Tax payments associated with equity-based compensation transactions	(1,182)	(40)	(1,726)
Payment from extinguishment of debt	(836)	0	(483)
Other	(643)	(800)	(633)
Net cash (used in) provided by financing activities	(71,710)	(125,987)	308,634
Net change in cash, cash equivalents and restricted cash	(38,106)	43,434	78,607
Cash, cash equivalents and restricted cash, beginning of period	134,264	90,830	12,223
Cash, cash equivalents and restricted cash, end of period	96,158	134,264	90,830
Non-cash investing and financing activities:
Capital lease asset additions and related obligations	3,196	704	2,187
Property and equipment purchases not yet paid	2,070	857	4,475
Supplemental cash flow data:
Cash interest paid	63,713	71,239	49,192
Cash income taxes paid (refunded), net	$ 3,083	$ (15,750)	$ 36,894